INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

6. INTANGIBLE ASSETS, NET

GOODWILL

Goodwill arose from the excess paid over the fair value of the net assets acquired for the three operating restaurants effective October 1, 2011 and amounts to $396,487. An evaluation was completed effective December 31, 2012 at which time the Company determined that no impairment was necessary.

FRANCHISE COST

Franchise cost for the Company’s Hooters restaurants consists of the following at March 31, 2013 and December 31, 2012. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

	2013	2012

Franchise cost:
South Africa	$433,888	$358,888
Brazil *	135,000	135,000
Hungary	104,684	104,684
	673,572	598,572
Accumulated amortization	(43,873)	(38,740)
Intangible assets, net	$629,699	$559,832

Three months ended March 31, 2013 and March 31, 2012:

Amortization expense	$5,133	$3,759

Amortization for franchise costs are as follows:

March 31,	Amount
2013	$23,179
2014	23,179
2015	23,179
2016	23,179
2017	23,179
Thereafter	303,804
Totals	$419,699

* The Brazil franchise cost and $75,000 of the South Africa franchise cost are not being amortized until we open the restaurants.

6.	INTANGIBLE ASSET, NET

GOODWILL

Goodwill arose from the excess paid over the fair value of the net assets acquired for the three operating restaurants effective October 1, 2011 and amounts to $396,487. An evaluation was completed effective December 31, 2012 at which time the Company determined that no impairment was necessary.

FRANCHISE COST

Franchise cost for the Company’s Hooters restaurants consists of the following at December 31, 2012 and December 31, 2011. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

	2012	2011

Franchise cost:
South Africa	$358,888	$346,140
Brazil *	135,000	-
Hungary	104,684	-
	598,572	346,140
Accumulated amortization	(38,740)	(21,056)
Intangible assets, net	$559,832	$325,084

Years ended December 31, 2012 and 2011:

Amortization expense	$18,809	$5,304

Amortization for franchise costs are as follows:

December 31,	Amount
2013	$23,179
2014	23,179
2015	23,179
2016	23,179
2017	23,179
Thereafter	308,937
Totals	$424,832

   * The Brazil franchise cost is not being amortized until we open a restaurant.